Cover	Aug. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	001-39341
Entity Registrant Name	T3 DEFENSE INC.
Entity Central Index Key	0001787518
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	DFNS
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Share of Common Stock for $11,500.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Share of Common Stock for $11,500.00 per share
Trading Symbol	DFNSW
Security Exchange Name	NASDAQ